MORGAN STANLEY LIQUID ASSET FUND INC (Prospectus Summary) | MORGAN STANLEY LIQUID ASSET FUND INC
Fund Summary
Investment Objectives
Morgan Stanley Liquid Asset Fund Inc. (the "Fund") is a money market fund that seeks to provide high current income, preservation of capital and liquidity.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund is a no-load fund. The Fund does not impose any sales charges and does not impose account or exchange fees.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		MORGAN STANLEY LIQUID ASSET FUND INC
Advisory Fee		0.24%
Shareholder Servicing Fees		0.10%
Other Expenses		0.13%
Total Annual Fund Operating Expenses		0.47%
Fee Waivers and/or Expense Reimbursements	[1]	0.22%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	[1]	0.25%
[1]	The Fund's "Distributor," Morgan Stanley Distribution, Inc., its "Adviser," Morgan Stanley Investment Management Inc., and its "Administrator," Morgan Stanley Services Company Inc., have agreed to waive and/or reimburse all or a portion of the Fund's shareholder servicing fee, advisory fee and administration fee, respectively, to the extent that total expenses exceed total income on a daily basis. These fee waivers and/or expense reimbursements will continue for at least one year or until such time as the Fund's Board of Directors acts to discontinue all or a portion of such waivers and/or expense reimbursements when it deems such action is appropriate.

Example
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a
5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
MORGAN STANLEY LIQUID ASSET FUND INC	26	80	141	318

Principal Investment Strategies
The Fund invests in high quality, short-term debt obligations. In selecting investments, the Adviser seeks to maintain the Fund's share price at $1.00. The
Fund's investments include the following money market instruments: corporate obligations (including but not limited to commercial paper); debt obligations of
U.S.-regulated banks (including U.S. branches or subsidiaries of foreign banks)
and instruments secured by those obligations (including certificates of deposit and commercial paper); certificates of deposit of savings banks and savings and loan associations; debt obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities ("U.S.
Government Securities"); municipal obligations, including tax-exempt variable rate demand notes; repurchase agreements; and asset-backed securities.

The U.S. Government Securities that the Fund may purchase include U.S.
Treasury bills, notes and bonds, all of which are direct obligations of the U.S.
Government. In addition, the Fund may purchase securities issued by agencies and instrumentalities of the U.S. Government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Government National Mortgage Association ("Ginnie
Mae") and the Federal Housing Administration. The Fund may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S.
Treasury. Among these agencies and instrumentalities are the Federal National
Mortgage Association ("Fannie Mae"), the Federal Home Loan Mortgage Corporation
("Freddie Mac") and the Federal Home Loan Bank. Further, the Fund may purchase securities issued by agencies and instrumentalities, which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System.
Principal Risks
There is no assurance that the Fund will achieve its investment objectives. An investment in the Fund is not a deposit of any bank or other insured depository institution and is not insured by the FDIC or any other government agency.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund. The principal risks of investing in the Fund include:

• Credit and Interest Rate Risk. Debt obligations, such as bonds, are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a debt security resulting from changes in the general level of interest rates.

• U.S. Government Securities. With respect to U.S. government securities that are not backed by the full faith and credit of the United States, there is the risk that the U.S. Government will not provide financial support to such U.S.
  government agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law.

• Repurchase Agreements. Repurchase agreements are subject to risks associated with the possibility of default by the seller at a time when the collateral has declined in value, or insolvency of the seller, which may affect the Fund's right to control the collateral and result in certain costs and delays.

• Asset-Backed Securities Risk. Asset-backed securities involve the risk that the various federal and state consumer laws and other legal and economic factors may result in the collateral backing the securities being insufficient to support payment on the securities. Some asset-backed securities also entail prepayment risk, which may vary depending on the type of asset.

• Foreign Money Market Securities. Investing in money market securities of foreign issuers involves some additional risks, including the possibility of adverse political, economic or other developments affecting the issuers of these securities.

• Municipal Obligations. To the extent the Fund invests in municipal obligations issued by state and local governments and their agencies, the Fund may be susceptible to political, economic, regulatory or other factors affecting issuers of these municipal obligations.
Past Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the past one, five and 10 year periods. The Fund's past performance does not indicate how the Fund will perform in the future.
Annual Total Returns--Calendar Years

The year-to-date total return as of September 30, 2012 was 0.01%. High Quarter 9/30/07 1.22% Low Quarter 6/30/09 0.00%
Average Annual Total Returns For Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
MORGAN STANLEY LIQUID ASSET FUND INC	Liquid Asset Fund	0.01%	1.45%	1.73%

For the Fund's most recent 7-day annualized yield, you may call toll-free (800) 869-NEWS.